Equity-Based Compensation - Schedule of Weighted-Average Assumptions Used to Determine the Fair Value of Stock Options Granted (Details) - Stock Options		9 Months Ended		12 Months Ended
		Sep. 30, 2021		Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 3 months	[1]		1 year 8 months 8 days
Expected volatility					35.00%
Dividend yield	[2]	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				2 months 12 days
Expected volatility		41.70%	[3]	50.00%
Risk-free interest rate	[4]	1.10%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				1 month 6 days
Expected volatility		36.30%	[3]	30.00%
Risk-free interest rate	[4]	0.90%

[1]	An estimated expected life of 6.25 years before exercise was used based on the midpoint of the vesting date and the full contractual term (known as the simplified method). We do not have sufficient history of exercise for similar awards.
[2]	An expected dividend yield of 0% was used because we have not historically paid dividends.
[3]	The expected volatility for new options granted post-IPO was estimated based on the historical daily price changes of our peer companies’ common stock over the most recent period equal to the expected term of the option, adjusted for debt-equity leverage.
[4]	The risk-free interest rate for period equal to the expected term of the option was based on the rate of treasury securities with the same term as the option as of the grant date.